Other Financial Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Other Financial Liabilities at Fair Value Through Profit or Loss	22. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2023	2022
	£m	£m
Structured Notes Programmes	369	375
Structured deposits	426	321
Zero Amortising Guaranteed Notes	104	107
	899	803
For the Santander UK group all (2022: all) of the other financial liabilities at FVTPL were designated as such.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £21m (2022: £25m gain, 2021: £12m loss). The cumulative net loss attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2023 was £6m (2022: £15m gain, 2021: £10m loss).
At 31 December 2023, the amount that would be required to be contractually paid at maturity of the securities above was £97m (2022: £138m) higher than the carrying value.